Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 291		$ 327
Short-term investments and deposits	205		115
Trade receivables	1,365		1,260
Inventories	1,934		1,626
Prepaid expenses and other receivables	369		258
Total current assets	4,164		3,586
Non-current assets
Deferred tax assets	180		143
Property, plant and equipment	6,785		6,462
Intangible assets	955		869
Other non-current assets	329		261
Total non-current assets	8,249		7,735
Total assets	12,413		11,321
Current liabilities
Short-term debt	876		384
Trade payables	1,157		1,002
Provisions	58		63
Other payables	1,040		879
Total current liabilities	3,131		2,328
Non-current liabilities
Long-term debt and debentures	1,880		1,909
Deferred tax liabilities	502		481
Long-term employee liabilities	390		331
Long-term provisions and accruals	231		230
Other	36		55
Total non-current liabilities	3,039		3,006
Total liabilities	6,170		5,334
Equity
Total shareholders’ equity	5,983	[1],[2]	5,724
Non-controlling interests	260		263
Total equity	6,243		5,987
Total liabilities and equity	$ 12,413		$ 11,321

[1]	The EBITDA calculation for the financial covenants, which amounted to $1,412 million in 2024, is according to the agreements with the financial institutions.
[2]	The examination of compliance with the financial covenants is based on the Company's consolidated financial statements. As of December 31, 2024, the Company complies with all of its financial covenants.